SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
Format of the financial statements
    The consolidated financial statements include the consolidated income statement, consolidated statement of comprehensive income, consolidated statement of financial position, consolidated statement of cash flows, consolidated statement of changes in equity and the accompanying notes (the “Consolidated Financial Statements”).
    For presentation of the consolidated income statement, the Group uses a classification based on the function of expenses, as it is more representative of the format used for internal reporting and management purposes and is consistent with international practice.
    In the consolidated income statement, the Group also presents a subtotal for Earnings Before Interest and Taxes (EBIT). EBIT distinguishes between the profit before taxes arising from operating items and those arising from financing activities. EBIT is one of the primary measures used by the Board of Directors (the Group’s “Chief Operating Decision Maker” as defined in IFRS 8 — Operating Segments) to assess performance.
    For the consolidated statement of financial position, a mixed format has been selected to present current and non-current assets and liabilities, as permitted by IAS 1 paragraph 60. More specifically, the Consolidated Financial Statements include both industrial and financial services activities. Receivables from financing activities are included in current assets as the investments will be realized in their normal operating cycle. The funding for financial services activities is primarily obtained through securitization programs and funding from certain of the Group’s operating companies. This financial service structure within the Group does not allow the separation of financial liabilities funding the financial services operations (whose assets are reported within current assets) and those funding the industrial operations. Presentation of financial liabilities as current or non-current based on their date of maturity would not facilitate a meaningful comparison with financial assets, which are categorized on the basis of their normal operating cycle. Disclosure as to the due date of the various components of debt is provided in Note 24.
    The consolidated statement of cash flows is presented using the indirect method.
New standards and amendments effective from January 1, 2020
    The following new amendments that are applicable on or subsequent to January 1, 2020 were adopted by the Group for the preparation of these Consolidated Financial Statements.
Amendments to IFRS 3 — Business Combinations
    The Group adopted narrow scope amendments to IFRS 3 — Business Combinations. The amendments aim to help companies determine whether an acquisition made is of a business or a group of assets, emphasizing that the output of a business is to provide goods and services to customers, whereas the previous definition focused on returns in the form of dividends, lower costs or other economic benefits to investors and others. There was no effect from the adoption of these amendments.
Amendments to IAS 1 — Presentation of Financial Statements and IAS 8 — Accounting Policies, Changes in Accounting Estimates and Errors
The Group adopted amendments to IAS 1 — Presentation of Financial Statements and IAS 8 — Accounting Policies, Changes in Accounting Estimates and Errors. The amendments clarify the definition of ‘material’, as well as how materiality should be applied by including in the definition guidance that is included elsewhere in IFRS standards. There was no effect from the adoption of these amendments.
Amendments to IFRS 9 — Financial Instruments, IAS 39 — Financial Instruments: Recognition and Measurement and IFRS 7 — Financial Instruments: Disclosures
The Group adopted amendments to IFRS 9 — Financial Instruments, IAS 39 — Financial Instruments: Recognition and Measurement and IFRS 7 — Financial Instruments: Disclosures, collectively the “Interest Rate Benchmark Reform”. These amendments modify certain hedge accounting requirements in order to provide relief from potential effects of the uncertainty caused by the interbank offered rates (IBOR) reform and require companies to provide additional information to investors about their hedging relationships that are directly affected by these uncertainties. There was no effect from the adoption of these amendments.
Review of the Conceptual Framework for Financial Reporting
The Group adopted the changes envisaged by the review of the Conceptual Framework for Financial Reporting, which applies to companies that use the Conceptual Framework to develop accounting policies when no IFRS standard applies to a particular transaction. Key changes include (i) increasing the prominence of stewardship in the objective of financial reporting; (ii) reinstating prudence as a component of neutrality, defined as the exercise of caution when making judgements under conditions of uncertainty; (iii) defining a reporting entity; (iv) revising the definitions of an asset and a liability; (v) removing the probability threshold for recognition, and adding guidance on derecognition; (vi) adding guidance on the information provided by different measurement bases, and explaining factors to consider when selecting a measurement basis; and (vii) stating that profit or loss is the primary performance indicator and income and expenses in other comprehensive income should be recycled where the relevance or faithful representation of the financial statements would be enhanced. There was no immediate effect from adoption, however the Group will apply the changes to develop accounting policies when no IFRS standard applies to a particular transaction in the future.
Amendment to IFRS 16 — Leases
In May 2020 the IASB issued an amendment to IFRS 16 — Leases for COVID-19-related Rent Concessions. The amendment permits lessees, as a practical expedient, not to assess whether particular rent concessions occurring as a direct consequence of the COVID-19 pandemic are lease modifications and instead to account for those rent concessions as if they are not lease modifications. The Group adopted this amendment from its effective date of June 1, 2020 and there was no significant effect from the adoption of this amendment.
New standards, amendments and interpretations not yet effective
    The standards, amendments and interpretations issued by the International Accounting Standards Board (“IASB”) that will have mandatory application in 2021 or subsequent years are listed below:
    In May 2017 the IASB issued IFRS 17 — Insurance Contracts, which establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts issued as well as guidance relating to reinsurance contracts held and investment contracts with discretionary participation features issued. In June 2020 the IASB issued amendments to IFRS 17 aimed at helping companies implement IFRS 17 and make it easier for companies to explain their financial performance. The new standard and amendments are effective on or after January 1, 2023.
In January 2020 the IASB issued amendments to IAS 1 — Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current to clarify how to classify debt and other liabilities as current or non-current, and in particular how to classify liabilities with an uncertain settlement rate and liabilities that may be settled by converting to equity. These amendments are effective on or after January 1, 2023. The Group does not expect any material impact from the adoption of these amendments.
In May 2020 the IASB issued amendments to IFRS 3 — Business combinations to update a reference in IFRS 3 to the Conceptual Framework for Financial Reporting without changing the accounting requirements for business combinations. These amendments are effective on or after January 1, 2022. The Group does not expect any material impact from the adoption of these amendments.
In May 2020 the IASB issued amendments to IAS 16 — Property, Plant and Equipment. The amendments prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, a company should recognize such sales proceeds and the related cost in the income statement. These amendments are effective on or after January 1, 2022. The Group does not expect any material impact from the adoption of these amendments.
In May 2020 the IASB issued amendments to IAS 37 — Provisions, Contingent Liabilities and Contingent Assets, which specify which costs a company includes when assessing whether a contract will be loss-making. These amendments are effective on or after January 1, 2022. The Group does not expect any material impact from the adoption of these amendments.
In May 2020 the IASB issued Annual Improvements to IFRSs 2018 - 2020 Cycle. The improvements have amended four standards with effective date January 1, 2022: i) IFRS 1 — First-time Adoption of International Financial Reporting Standards in relation to allowing a subsidiary to measure cumulative translation differences using amounts reported by its parent, ii) IFRS 9 — Financial Instruments in relation to which fees an entity includes when applying the ‘10 percent’ test for derecognition of financial liabilities, iii) IAS 41 — Agriculture in relation to the exclusion of taxation cash flows when measuring the fair value of a biological asset, and iv) IFRS 16 — Leases in relation to an illustrative example of reimbursement for leasehold improvements. The Group does not expect any material impact from the adoption of these amendments.
In June 2020 the IASB issued amendments to IFRS 4 — Insurance Contracts which defer the expiry date of the temporary exemption from applying IFRS 9 to annual periods beginning on or after January 1, 2021. The Group does not expect any impact from the adoption of these amendments.
In August 2020 the IASB issued a package of amendments to IFRS 9 – Financial Instruments, IAS 39 – Financial Instruments: Recognition and Measurement, IFRS 7 – Financial Instruments: Disclosures, IFRS 4 – Insurance Contracts and IFRS 16 – Leases in response to the ongoing reform of inter-bank offered rates (IBOR) and other interest rate benchmarks. The amendments are aimed at helping companies to provide investors with useful information about the effects of the reform on those companies’ financial statements. These amendments complement amendments issued in 2019 and focus on the effects on financial statements when a company replaces the old interest rate benchmark with an alternative benchmark rate as a result of the reform. The new amendments relate to:
•changes to contractual cash flows – a company will not be required to derecognize or adjust the carrying amount of financial instruments for changes required by the interest rate benchmark reform, but will instead update the effective interest rate to reflect the change to the alternative benchmark rate;
•hedge accounting – a company will not have to discontinue its hedge accounting solely because it makes changes required by the interest rate benchmark reform if the hedge meets other hedge accounting criteria; and
•disclosures – a company will be required to disclose information about new risks that arise from the interest rate benchmark reform and how the company manages the transition to alternative benchmark rates.

These amendments are effective on or after January 1, 2021, with early adoption permitted.

In February 2021 the IASB issued amendments to IAS 1 — Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies which require companies to disclose their material accounting policy information rather than their significant accounting policies and provide guidance on how to apply the concept of materiality to accounting policy disclosures. These amendments are effective on or after January 1, 2023. The Group does not expect any material impact from the adoption of these amendments.
In February 2021 the IASB issued amendments to IAS 8 — Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates which clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. These amendments are effective on or after January 1, 2023. The Group does not expect any material impact from the adoption of these amendments.
Basis of consolidation
Subsidiaries
    Subsidiaries are entities over which the Group has control. Control is achieved when the Group has power over the investee, when it is exposed to, or has rights to, variable returns from its involvement with the investee, and has the ability to use its power over the investee to affect the amount of the investor’s returns. Subsidiaries are consolidated on a line by line basis from the date on which the Group achieves control. The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
    The Group recognizes any non-controlling interests (“NCI”) in the acquiree on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interest’s share of the recognized amounts of the acquiree’s identifiable net assets. Net profit or loss and each component of other comprehensive income/(loss) are attributed to the owners of the parent and to the non-controlling interests. Total comprehensive income/(loss) of subsidiaries is attributed to owners of the parent and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.
    All significant intra-group balances and transactions and any unrealized gains and losses arising from intra-group transactions are eliminated in preparing the Consolidated Financial Statements.
    Subsidiaries are deconsolidated from the date when control ceases. When the Group ceases to have control over a subsidiary, it derecognizes the assets (including any goodwill) and liabilities of the subsidiary at their carrying amounts, derecognizes the carrying amount of non-controlling interests in the former subsidiary and recognizes the fair value of any consideration received from the transaction. Any retained interest in the former subsidiary is then remeasured to its fair value.
    In 2016 the Group sold a majority stake in Ferrari Financial Services GmbH. From such date, the Group’s remaining interest has been remeasured at fair value and accounted for using the equity method.
Interests in associates
    An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without having control or joint control over those policies. Associates are accounted for using the equity method of accounting from the date significant influence is obtained.
    Under the equity method, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the profit/(loss) and other comprehensive income/(loss) of the investee. The Group’s share of the investee’s profit/(loss) is recognized in the consolidated income statement. Distributions received from an investee reduce the carrying amount of the investment. Post-acquisition movements in other comprehensive income/(loss) are recognized in other comprehensive income/(loss) with a corresponding adjustment to the carrying amount of the investment.
    Unrealized gains on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in the associate. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.
    When the Group’s share of the losses of an associate exceeds the Group’s interest in that associate, the Group discontinues recognizing its share of further losses. Additional losses are provided for, and a liability is recognized, only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate.
    The Group discontinues the use of the equity method from the date the investment ceases to be an associate or when it is classified as available-for-sale.
Interests in joint operations
A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
    When the Group undertakes its activities under joint operations, it recognizes in relation to its interest in the joint operation: (i) its assets, including its share of any assets held jointly, (ii) its liabilities, including its share of any liabilities incurred jointly, (iii) its revenue from the sale of its share of the output arising from the joint operation, (iv) its share of the revenue from the sale of the output by the joint operation, and (v) its expenses, including its share of any expenses incurred jointly.
Foreign currency transactions
    The functional currency of the Group’s entities is the currency of their primary economic environment. In individual companies, transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the foreign currency exchange rate prevailing at that date. Exchange differences arising on the settlement of monetary items or on reporting monetary items at rates different from those at which they were initially recorded during the period or in previous financial statements are recognized in the consolidated income statement.
Consolidation of foreign entities
    All assets and liabilities of foreign consolidated companies with a functional currency other than the Euro are translated using the closing rates at the date of the consolidated statement of financial position. Income and expenses are translated into Euro at the average foreign currency exchange rate for the period. Translation differences resulting from the application of this method are classified as currency translation differences within other comprehensive income/(loss) until the disposal of the investment. Average foreign currency exchange rates for the period are used to translate the cash flows of foreign subsidiaries in preparing the consolidated statement of cash flows.
Goodwill, assets acquired and liabilities assumed arising from the acquisition of entities with a functional currency other than the Euro are recognized in the Consolidated Financial Statements in the functional currency and translated at the foreign currency exchange rate at the acquisition date. These balances are translated at subsequent balance sheet dates at the relevant foreign currency exchange rate.
The principal foreign currency exchange rates used to translate other currencies into Euro were as follows:

	2020		2019		2018
	Average	At December 31,	Average	At December 31,	Average	At December 31,
U.S. Dollar	1.1422	1.2271	1.1195	1.1234	1.1810	1.1450
Pound Sterling	0.8897	0.8990	0.8778	0.8508	0.8847	0.8945
Swiss Franc	1.0705	1.0802	1.1124	1.0854	1.1550	1.1269
Japanese Yen	121.8458	126.4900	122.0058	121.9400	130.3959	125.8500
Chinese Yuan	7.8747	8.0225	7.7355	7.8205	7.8081	7.8751
Australian Dollar	1.6549	1.5896	1.6109	1.5995	1.5797	1.6220
Canadian Dollar	1.5300	1.5633	1.4855	1.4598	1.5294	1.5605
Singapore Dollar	1.5742	1.6218	1.5273	1.5111	1.5926	1.5591
Hong Kong Dollar	8.8587	9.5142	8.7715	8.7473	9.2559	8.9675
Intangible assets
Goodwill
    Goodwill is not amortized, but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. After initial recognition, goodwill is measured at cost less any accumulated impairment losses.
Development costs
Development costs for car project production and related components, engines and systems are recognized as an asset if, and only if, both of the following conditions under IAS 38 — Intangible Assets are met: that development costs can be measured reliably and that the technical feasibility of the product, volumes and pricing support the view that the development expenditure will generate future economic benefits. Capitalized development costs include all direct and indirect costs that may be directly attributed to the development process. All other research and development costs are expensed as incurred, net of any government grants received.
Capitalized development costs are amortized on a straight-line basis from the start of production over the estimated lifecycle of the model or the useful life of the related components or other assets (generally between four and eight years).
The Group incurs significant research and development costs through the Formula 1 racing activities. These costs are considered fundamental to the development of the range and track car models and prototypes. Technological developments and changes in the regulations of the Formula 1 World Championship generally require the Group to design, develop and construct a new racing car to be used for one year only. The costs incurred for the design, development and construction of a new racing car are generally expensed as incurred unless the technology will be used for more than one year and the costs meet the capitalization criteria in IAS 38.
Patents, concessions and licenses
    Separately acquired patents, concessions and licenses are initially recognized at cost. Patents, concessions and licenses acquired in a business combination are initially recognized at fair value. Patents, concessions and licenses are amortized on a straight-line basis over their useful economic lives, which is generally between three and five years.
Other intangible assets
    Other intangible assets mainly relate to the registration of trademarks and have been recognized in accordance with IAS 38 — Intangible Assets, where it is probable that the use of the asset will generate future economic benefits for the Group and where the cost of the asset can be measured reliably. Other intangible assets are measured at cost less any impairment losses and amortized on a straight-line basis over their estimated life, which is generally between three and five years.
Property, plant and equipment
Cost
    Property, plant and equipment is initially recognized at cost which comprises the purchase price, any costs directly attributable to bringing the assets to the location and condition necessary to be capable of operating in the manner intended by management, capitalized borrowing costs and any initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. Self-constructed assets are initially recognized at production cost. Subsequent expenditures and the cost of replacing parts of an asset are capitalized only if they increase the future economic benefits embodied in that asset. All other expenditures are expensed as incurred. When such replacement costs are capitalized, the carrying amount of the parts that are replaced is recognized as a loss in the period of replacement in the consolidated income statement.
Depreciation
    Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Depreciation rates
Industrial buildings	3% - 20%
Plant, machinery and equipment	5% - 22%
Other assets	12% - 25%

Land is not depreciated.
    If the asset being depreciated consists of separately identifiable components whose useful lives differ from that of the other parts making up the asset, depreciation is charged separately for each of its component parts through application of the ‘component approach’.
Leases
    With the adoption of IFRS 16, the Group recognizes a right-of-use asset and a corresponding lease liability at the date at which the leased asset is available for use. Each lease payment is allocated between the principal liability and finance costs. Finance costs are charged to the income statement over the lease period using the effective interest rate method. The right-of-use asset is depreciated on a straight-line basis over the lease term.
    Right-of-use assets are measured at cost comprising the following: (i) the amount of the initial measurement of lease liability; (ii) any lease payments made at or before the commencement date less any lease incentives received; (iii) any initial direct costs and, if applicable, (iv) restoration costs. Payments associated with short-term leases and leases of low-value assets are recognized as an expense in the income statement on a straight-line basis.
Lease liabilities are measured at the net present value of the following: (i) fixed lease payments, (ii) variable lease payments that are based on an index or a rate and, if applicable, (iii) amounts expected to be payable by the lessee under residual value guarantees, and (iv) the exercise price of a purchase option if the lessee is reasonably certain to exercise that option. Lease liabilities do not include any non-lease components that may be included in the related contracts.
Lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the Group’s incremental borrowing rate is used, being the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.
Some lease contracts contain variable payment terms that are linked to sales generated from Ferrari stores. Variable lease payments that depend on sales are recognized in the income statement in the period in which the condition that triggers those payments occurs.
Extension and termination options are included in a number of leases related to Ferrari stores, warehouses and machinery and equipment of the Group. In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).
Borrowing costs
General and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use.
All other borrowing costs are expensed in net financial expenses if related to the Group’s industrial activities or cost of sales if related to the Group’s financial services activities in the consolidated income statement, as incurred.
Impairment of assets
The Group continuously monitors its operations to assess whether there is any indication that its intangible assets (including development costs) and its property, plant and equipment may be impaired. Goodwill is tested for impairment annually or more frequently, if there is an indication that an asset may be impaired.
If indications of impairment are present, the carrying amount of the asset is reduced to its recoverable amount, which is the higher of fair value less costs of disposal and its value in use. The recoverable amount is determined for the individual asset, unless the asset does not generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets, in which case the asset is tested as part of the cash-generating unit (“CGU”) to which the asset belongs. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. In assessing the value in use of an asset or CGU, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. An impairment loss is recognized if the recoverable amount is lower than the carrying amount.
Where an impairment loss for assets other than goodwill, subsequently no longer exists or has decreased, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but not in excess of the carrying amount that would have been recorded had no impairment loss been recognized. The reversal of an impairment loss is recognized in the consolidated income statement immediately.
Financial instruments
Presentation
    Current financial assets include trade receivables, receivables from financing activities, derivative financial instruments, other current financial assets and cash and cash equivalents.
    Investments and other financial assets include investments accounted for using the equity method as well as other securities and non-current financial assets.
    Financial liabilities include debt (which primarily includes bonds, notes, asset-backed financing (securitizations) and borrowings from banks), trade payables and other financial liabilities, which mainly include derivative financial instruments.
Measurement
    Financial assets, other than investments accounted for using the equity method, and financial liabilities are measured in accordance with IFRS 9 - Financial Instruments.
    Except for investments accounted for using the equity method, the Group initially measures financial assets at fair value plus, in the case of financial assets not measured at fair value through profit or loss, transaction costs.
    Equity instruments held by the Group are recognized at fair value through profit or loss. When market prices are not directly available, the fair value is measured using appropriate valuation techniques (e.g. discounted cash flow analysis based on market information available at the balance sheet date). As permitted by IFRS 9, equity investments for which there is no quoted market price in an active market and there is insufficient financial information in order to determine fair value may be measured at cost as an estimate of fair value.
    Trade receivables and receivables from financing activities are originated in the ordinary course of business and held within a business model with the objective to hold the receivables in order to collect contractual cash flows that meet the ‘solely payments of principal and interest’ criterion under IFRS 9, therefore they are measured at amortized cost using the effective interest rate method. Receivables with maturities greater than one year are discounted to present value. Assessments are made regularly as to whether there is any objective evidence that a financial asset or group of financial assets may be impaired. Under IFRS 9, a forward-looking expected credit loss model must be applied when assessing impairment. In making impairment assessments, the Group applies the standard simplified approach to estimate the lifetime expected credit losses and considers its historical credit loss experience, adjusted for forward-looking factors specific to the nature of the Group’s receivables and economic environment. If any such evidence exists, an impairment loss is recognized within financial expenses.
    Financial liabilities, with the exception of derivative financial instruments, are measured at amortized cost using the effective interest rate method.
Derivative financial instruments
    Derivative financial instruments are used for economic hedging purposes only in order to reduce financial risks and in particular, foreign currency risks. Derivative financial instruments qualify for hedge accounting only when at the inception of the hedge there is formal designation and documentation of the hedging relationship, the hedge is expected to be highly effective, its effectiveness can be reliably measured and it is highly effective throughout the financial reporting periods for which it is designated.
    All derivative financial instruments are measured at fair value.
When derivative financial instruments qualify for hedge accounting, the following accounting treatments apply:
Cash flow hedges — Where a derivative financial instrument is designated as a hedge of the exposure to variability in future cash flows of a recognized asset or liability or a highly probable forecasted transaction and could affect the consolidated income statement, the effective portion of any gain or loss on the derivative financial instrument is recognized directly in other comprehensive income/(loss). The cumulative gain or loss is reclassified from other comprehensive income/(loss) to the consolidated income statement at the same time as the economic effect arising from the hedged item affects the consolidated income statement. The gain or loss associated with a hedge or part of a hedge that has become ineffective is recognized in the consolidated income statement immediately within net financial income/expenses. When a hedging instrument or hedge relationship is terminated but the hedged transaction is still expected to occur, the cumulative gain or loss realized to the point of termination remains in other comprehensive income/(loss) and is recognized in the consolidated income statement at the same time as the underlying transaction occurs. If the hedged transaction is no longer probable, the cumulative unrealized gain or loss held in other comprehensive income/(loss) is recognized in the consolidated income statement immediately.
    The Group does not use fair value hedges or hedges of a net investment.
    If hedge accounting cannot be applied, the gains or losses from the fair value measurement of derivative financial instruments are recognized immediately within financial expenses.
Transfers of financial assets
    The Group sells certain of its receivables from financing activities under securitization programs. Securitization transactions involve the sale of a financial receivables portfolio to a special purpose vehicle, which in turn finances the purchase of such financial receivables by issuing asset-backed securities in the form of notes whose repayment of principal and interest depends on the cash flows generated by the related financial receivables. The receivables sold as part of securitization programs are consolidated until collection from the customer as they do not meet the requirements for derecognition in accordance with IFRS 9.
    The Group may also sell certain of its trade receivables through factoring transactions without recourse. The Group derecognizes the financial assets when, and only when, the contractual rights and risks to the cash flows arising from the related financial assets are no longer held or the Group has transferred the financial assets. In the case of a transfer of financial assets, if the Group transfers substantially all the risks and rewards of ownership of the financial assets, it derecognizes such assets and separately recognizes as assets or liabilities any rights and obligations created or retained in the transfer. On derecognition of financial assets, the difference between the carrying amount of the assets and the consideration received or receivable for the transfer of the assets is recognized within cost of sales in the consolidated income statement.
Trade receivables
    Trade receivables are amounts due from clients for goods sold or services provided in the ordinary course of business. Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method, less any provision for allowances.
Inventories
    Inventories of raw materials, semi-finished products and finished goods are stated at the lower of cost and net realizable value, cost being determined on a first-in first-out (FIFO) basis. The measurement of inventories includes the direct costs of materials, labor and indirect costs (variable and fixed). Purchase costs include ancillary costs. Prototypes are recognized at their estimated realizable value, if lower than production cost. Provision is made for obsolete and slow-moving raw materials, finished goods, spare parts and other supplies based on their expected future use and realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs for sale and distribution.
Cash and cash equivalents
    Cash and cash equivalents includes cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.
Employee benefits
Defined contribution plans
    Costs arising from defined contribution plans are expensed as incurred.
Defined benefit plans
    The Group’s net obligations are determined separately for each plan by estimating the present value of future benefits that employees have earned in the current and prior periods, and deducting the fair value of any plan assets. The present value of the defined benefit obligation is measured using actuarial techniques and actuarial assumptions that are unbiased and mutually compatible and attributes benefits to periods in which the obligation to provide post-employment benefits arise by using the Projected Unit Credit Method.
    The components of the defined benefit cost are recognized as follows:
•the service costs are recognized in the consolidated income statement by function and presented in the relevant line items (cost of sales, selling, general and administrative costs, research and development costs, etc.);
•the net interest on the defined benefit liability is recognized in the consolidated income statement as net financial income /(expenses), and is determined by multiplying the net liability/(asset) by the discount rate used to discount obligations taking into account the effect of contributions and benefit payments made during the year; and
•the remeasurement components of the net obligations, which comprise actuarial gains and losses and any change in the effect of the asset ceiling are recognized immediately in other comprehensive income/(loss). These remeasurement components are not reclassified in the consolidated income statement in a subsequent period.
Other long-term employee benefits
    The Group’s obligations represent the present value of future benefits that employees have earned in return for their service during the current and prior periods. Remeasurement components on other long-term employee benefits are recognized in the consolidated income statement in the period in which they arise.
Share-based compensation
    The Group has implemented equity incentive plans that provide for the granting of share-based compensation to the Chairman, the Chief Executive Officer, all other members of the Senior Management Team (“SMT”) and other key employees of the Group. The equity incentive plans are accounted for in accordance with IFRS 2 — Share-based Payment, which requires the Company to recognize share-based compensation expense based on fair value of awards granted. Compensation expense for the equity-settled awards containing market performance conditions is measured at the grant date fair value of the award using a Monte Carlo simulation model, which requires the input of subjective assumptions, including the expected volatility of the Company’s common stock, the dividend yield, interest rates and a correlation coefficient between the common stock and the relevant market index. The fair value of the awards which are conditional only on a recipient’s continued service to the Company is measured using the share price at the grant date adjusted for the present value of future distributions which employees will not receive during the vesting period.
Share-based compensation expense relating to the equity incentive plans is recognized over the service period within selling, general and administrative costs or cost of sales in the consolidated income statement depending on the function of the employee, with an offsetting increase to equity.
Provisions
    Provisions are recognized when the Group has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made.
Warranty and recall campaigns provision
    All cars are sold with warranty coverage. The warranty coverage generally applies to defects that may become apparent within a certain period from the purchase of the car.
    The warranty provision is recognized at the time of the sale of the car, based on the present value of management’s estimate of the expected cost to fulfill the obligations over the contractual warranty period. Estimates are principally based on the Group’s historical claims or costs experience and the cost of parts and services to be incurred in the activities. The costs related to these provisions are recognized within cost of sales at the time when they are probable and reasonably estimable.
    See “Use of estimates” below for further details.
Deferred income
    Deferred income relates to amounts received by the Group under various agreements, which are reliant on the future performance of a service or other act of the Group. Deferred income is recognized as net revenues when the Group has fulfilled its obligations under the terms of the various agreements.
Range models (models belonging to the Ferrari product portfolio, excluding special series, Icona, limited edition and one-off models) are sold with a scheduled maintenance program to ensure that the cars are maintained to the highest standards to meet the Group’s strict requirements for performance and safety. Amounts attributable to the maintenance program are not recognized as income immediately, but are deferred over the maintenance program term. The amount of the deferred income related to this program, is based on the estimated fair value of the service to be provided.
Advances
    Advances relate to amounts received from or billed to customers in advance of having delivered the related cars or provided the related services.
Revenue recognition
    Revenue is recognized when control over a product or service is transferred to a customer. Revenue is measured at the transaction price which is based on the amount of consideration that the Group expects to receive in exchange for transferring the promised goods or services to the customer and excludes any sales incentives as well as taxes collected from customers that are remitted to government authorities. The transaction price will include estimates of variable consideration to the extent it is probable that a significant reversal of revenue recognized will not occur. The Group enters into contracts that may include both products and services, which are generally capable of being distinct and accounted for as separate performance obligations.
    The Group generates revenue from the sale of cars, spare parts and engines as well as from sponsorship, commercial and brand activities. The Group accounts for a contract with a customer when there is a legally enforceable contract between the Group and the customer, the rights of the parties are identified, the contract has commercial substance, and collectability of the contract consideration is probable. Payments from customers are typically due within 30 and 40 days of invoicing.
    The Group does not recognize any assets associated with the incremental costs of obtaining a contract with a customer that are expected to be recovered. The majority of revenue is recognized at a point-in-time or over a period of one year or less, and the Group applies the practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that would otherwise be recognized is one year or less.
Cars, spare parts and engines
    The sales of cars, spare parts and engines have multiple performance obligations that include products, services, or a combination of products and services as contracts may include maintenance programs and extended warranties that are separately priced or not separately priced. Contracts may also include variable consideration for discounts such as sales incentives and performance based bonuses and product returns. The cost of incentives is estimated at the inception of a contract at the expected amount that will ultimately be paid and is recognized as a reduction to revenue at the time of the sale. Revenues recognized are limited to the amount of consideration the Group expects to receive. The Group allocates the transaction price to the performance obligations based on the stand alone selling prices (SSP) for each obligation. When the SSP does not exist, the Group estimates the SSP based on the adjusted market approach.
    Revenues for the sale of cars, spare parts and engines are recognized at a point in time when control of the cars, spare parts or engines is transferred to the customer based on shipping terms, which generally corresponds to the date when the cars, spare parts and engines are released to the carrier responsible for transportation to dealers or Maserati. Revenues relating to the maintenance program or extended warranty are recognized over time as the maintenance program or extended warranty is provided. Revenues from the supply of engines and related services to other Formula 1 racing teams are recognized over time on a time and materials basis when the services are provided.
    Management has exercised judgment in determining performance obligations, variable consideration, allocation of transaction price and the timing of revenue recognition.
Sponsorship, commercial and brand activities
    Revenues from sponsorship agreements are generally recognized ratably over the contract term as the customer benefits from the service throughout the service period. For sponsorship agreements that contain variable consideration based on performance of the racing team, the related revenues are estimated and recognized over the relevant period to the extent that it is highly probable that a significant reversal in the amount of the cumulative revenue recognized will not occur, which is typically when it is considered highly probable that the related conditions associated with the variable consideration will be achieved.
    Revenues from commercial activities primarily relate to the revenues from participating in the Formula 1 World Championship. The revenues attributable to each racing team are governed by a specific agreement and depend upon, among other factors, the prior year ranking of each of the racing teams. Revenues of the commercial activities are recognized ratably over the contract term.
    Revenues from brand licensing agreements where the customer has a right to access the Group’s brands or the contract includes minimum guaranteed payments are recognized on a straight-line basis over the contract term. Licensing revenues in excess of the minimum guaranteed payments are recognized when the related conditions are satisfied. Revenues from sales-based licensing agreements are recognized when the sales occur.
    Management has exercised judgment in determining variable consideration.
Other revenues
    Interest income generated by our financial service activities from the provision of client and dealer financing is reported within revenues using the effective interest rate method and not within net financial income/expenses.
Cost of sales
    Cost of sales comprises expenses incurred in the manufacturing and distribution of cars and parts, including the engines rented to other Formula 1 racing teams, of which, cost of materials, components and labor costs are the most significant portion. The remaining costs principally include depreciation, amortization, insurance and transportation costs. Cost of sales also includes warranty and product-related costs, which are estimated and recorded at the time of sale of the car.
    Expenses which are directly attributable to the financial services companies, including the interest expenses related to their financing as a whole and provisions for risks and write-downs of assets, are also reported in cost of sales.
Other expenses and other income
Other expenses consist of miscellaneous costs which cannot be allocated to specific functional areas, such as indirect taxes, accruals for provisions not attributable to cost of sales or selling, general and administrative costs, and other miscellaneous expenses.
Other income consists of miscellaneous income that is not directly attributable to the sale of goods or services, such as gains on the disposal of property plant and equipment, the release of certain provisions originally recognized as other expenses, rental income and other miscellaneous income.
Taxes
    Income taxes include all taxes based upon the taxable profits of the Group. Current and deferred taxes are recognized as income or expense and are included in the consolidated income statement for the period, except tax arising from (i) a transaction or event which is recognized, in the same or a different period, either in other comprehensive income/(loss) or directly in equity, or (ii) a business combination.
    Deferred taxes are accounted using the full liability method. Deferred tax liabilities are recognized for all taxable temporary differences between the carrying amounts of assets or liabilities and their tax base, except to the extent that the deferred tax liabilities arise from the initial recognition of goodwill or the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit. Deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which the deductible temporary differences can be utilized, unless the deferred tax assets arise from the initial recognition of an asset or liability in a transaction that is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit.
Deferred tax assets and liabilities are measured at the substantively enacted tax rates in the respective jurisdictions in which the Group operates that are expected to apply to the period when the asset is realized or liability is settled. Any remeasurements to deferred tax assets and liabilities as a result of changes in substantially enacted tax rates are recognized in the income statement.
    The recoverability of deferred tax assets is dependent on the Group’s ability to generate sufficient future taxable income in the period in which it is assumed that the deductible temporary differences reverse and tax losses carried forward can be utilized. In making this assessment, the Group considers future taxable income arising on the most recent budgets and plans, prepared by using the same criteria described for testing the impairment of assets and goodwill, moreover, it estimates the impact of the reversal of taxable temporary differences on earnings and it also considers the period over which these assets could be recovered. The carrying amount of deferred tax assets is reduced to the extent that it is not probable that sufficient taxable profit will be available to allow the benefit of part or all of the deferred tax assets to be utilized.
    The Group recognizes deferred tax liabilities associated with the existence of a subsidiary’s undistributed profits, except when it is able to control the timing of the reversal of the temporary difference and it is probable that this temporary difference will not reverse in the foreseeable future. The Group recognizes deferred tax assets associated with the deductible temporary differences on investments in subsidiaries only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.
    Deferred tax assets relating to the carry-forward of unused tax losses and tax credits, as well as those arising from deductible temporary differences, are recognized to the extent that it is probable that future profits will be available against which they can be utilized.
    Current income taxes and deferred taxes are offset when they relate to the same taxation authority and there is a legally enforceable right of offset.
    Italian Regional Income Tax (“IRAP”) is recognized within income tax expense. IRAP is calculated on a measure of income defined by the Italian Civil Code as the difference between operating revenues and costs, before financial income and expense, and in particular before the cost of fixed-term employees, credit losses and any interest included in lease payments. IRAP is applied on the tax base at 3.9 percent for the years ended December 31, 2020, 2019 and 2018.
    Other taxes not based on income, such as property taxes and capital taxes, are included in other expenses, net.
    With the adoption of IFRIC 23 on January 1, 2019, the Group reviewed its previously designed model to account for tax uncertainties and assessed that it is consistent with the more specific IFRIC 23 requirements.
Dividends
    Dividends payable by the Group are reported as a change in equity in the period in which they are approved by shareholders or the Board of Directors as applicable under local rules and regulations.
Rounding of amounts
    All amounts disclosed in the financial statements and notes have been rounded off to the nearest thousand Euro unless otherwise stated.